Quarterly Report
September 30, 2021
Elfun Trusts

Elfun Trusts
Quarterly Report
September 30, 2021

Page
Schedule of Investments	1
Notes to Schedule of Investments	3

Elfun Trusts
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 99.1% †
Apparel Retail - 2.2%
Ross Stores Inc.	768,100	$83,607,685
Application Software - 3.1%
salesforce.com Inc. (a)	264,749	71,805,224
Splunk Inc. (a)	329,622	47,699,599
		119,504,823
Biotechnology - 1.1%
Vertex Pharmaceuticals Inc. (a)	230,042	41,727,318
Cable & Satellite - 1.3%
Charter Communications Inc., Class A (a)	69,900	50,856,444
Data Processing & Outsourced Services - 6.7%
Fidelity National Information Services Inc.	525,349	63,924,466
Mastercard Inc., Class A	210,700	73,256,176
Visa Inc., Class A	523,500	116,609,625
		253,790,267
Diversified Banks - 4.5%
JPMorgan Chase & Co.	1,047,121	171,403,237
Electronic Components - 1.4%
Corning Inc.	1,461,800	53,341,082
Financial Exchanges & Data - 2.3%
CME Group Inc.	185,857	35,941,027
S&P Global Inc.	118,500	50,349,465
		86,290,492
Healthcare Equipment - 2.2%
Boston Scientific Corp. (a)	1,906,403	82,718,826
Home Improvement Retail - 2.8%
Lowe's Companies Inc.	523,149	106,126,006
Industrial Conglomerates - 2.4%
Honeywell International Inc.	437,900	92,957,412
Industrial Gases - 1.7%
Air Products & Chemicals Inc.	251,200	64,334,832
Industrial Machinery - 2.2%
Parker-Hannifin Corp.	305,900	85,535,758
Interactive Media & Services - 11.8%
Alphabet Inc., Class C (a)	72,000	191,902,320
Alphabet Inc., Class A (a)	35,900	95,979,368
Facebook Inc., Class A (a)	479,092	162,599,034
		450,480,722
Internet & Direct Marketing Retail - 5.0%
Amazon.com Inc. (a)	57,800	189,875,312
Managed Healthcare - 2.8%
UnitedHealth Group Inc.	272,656	106,537,605
Movies & Entertainment - 2.1%
The Walt Disney Co. (a)	479,400	81,100,098
Multi-Utilities - 1.3%
Sempra Energy	380,697	48,158,171
	Number of Shares	Fair Value
Oil & Gas Equipment & Services - 0.8%
Schlumberger N.V.	1,000,000	$29,640,000
Oil & Gas Exploration & Production - 2.1%
ConocoPhillips	1,173,700	79,541,649
Packaged Foods & Meats - 2.2%
Mondelez International Inc., Class A	1,424,483	82,876,421
Pharmaceuticals - 5.4%
Elanco Animal Health Inc. (a)	1,564,085	49,878,671
Johnson & Johnson	526,400	85,013,600
Merck & Company Inc.	956,776	71,863,445
		206,755,716
Property & Casualty Insurance - 1.9%
Chubb Ltd.	412,600	71,577,848
Regional Banks - 3.7%
First Republic Bank	278,600	53,736,368
Regions Financial Corp.	4,105,900	87,496,729
		141,233,097
Semiconductor Equipment - 2.0%
Applied Materials Inc.	580,400	74,714,892
Semiconductors - 4.7%
Advanced Micro Devices Inc. (a)	282,100	29,028,090
QUALCOMM Inc.	743,700	95,922,426
Texas Instruments Inc.	289,561	55,656,520
		180,607,036
Soft Drinks - 1.5%
PepsiCo Inc.	375,200	56,433,832
Specialized REITs - 1.7%
American Tower Corp.	244,329	64,847,360
Systems Software - 8.1%
Microsoft Corp.	895,835	252,553,803
ServiceNow Inc. (a)	86,170	53,621,006
		306,174,809
Technology Hardware, Storage & Peripherals - 4.7%
Apple Inc.	1,258,300	178,049,450
Trading Companies & Distributors - 2.3%
United Rentals Inc. (a)	245,067	86,001,362
Trucking - 1.1%
Lyft Inc., Class A (a)	769,300	41,226,787
Total Common Stock (Cost $1,884,060,346)		3,768,026,349
Short-Term Investments - 0.8%
State Street Institutional Treasury Money Market Fund - Premier Class 0.01% (b)(c)	16,304,549	16,304,549

See Notes to Schedule of Investments.
Elfun Trusts	1

Elfun Trusts
Schedule of Investments
September 30, 2021 (Unaudited)
	Number of Shares	Fair Value
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.03% (b)(c)	14,418,799	$14,418,799
Total Short-Term Investments (Cost $30,723,348)		30,723,348
Total Investments (Cost $1,914,783,694)		3,798,749,697
Other Assets and Liabilities, net - 0.1%		2,416,869
NET ASSETS - 100.0%		$3,801,166,566
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2021.

Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2021:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$3,768,026,349	$—	$—	$3,768,026,349
Short-Term Investments	30,723,348	—	—	30,723,348
Total Investments in Securities	$3,798,749,697	$—	$—	$3,798,749,697

Affiliate Table

	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/21	Value at 9/30/21	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	23,915,719	$23,915,719	$75,628,509	$83,682,377	$442,698	$—	16,304,549	$16,304,549	$721
State Street Institutional U.S. Government Money Market Fund - Class G Shares	22,224,983	22,224,983	75,627,588	83,433,772	—	—	14,418,799	14,418,799	2,896
TOTAL		$46,140,702	$151,256,097	$167,116,149	$442,698	$—		$30,723,348	$3,617
See Notes to Schedule of Investments.
2	Elfun Trusts

Elfun Trusts
Notes to Schedule of Investments
September 30, 2021 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical assets or liabilities;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2021 is disclosed in the Fund’s Schedule of Investments.
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